Deferred tax asset (Details 1) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Movements
Beginning balance
Charged to Statement of Comprehensive Income	645
Ending balance	645
Allowance for expected credit loss [Member]
Movements
Beginning balance
Charged to Statement of Comprehensive Income	645
Ending balance	¥ 645